Preferred Stock	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Equity [Abstract]
Preferred Stock

Note 14. Preferred Stock

There are 10,000,000 shares of preferred stock, par value $0.0001 per share, of the Company Preferred Stock in one or more series, and expressly authorized the Board of Directors of the Company. On December 16, 2019, the Board of Directors authorized the issuance of 8,000,000 preferred shares as “Series A Preferred Stock.” The Series A Preferred Stock is not convertible into any other form of Securities, including common shares, of the Company. Holders of Series A Preferred Stock shall be entitled to 50 votes for every Share of Series A Preferred Stock beneficially owned as of the record date for any shareholder vote or written consent. On May 28, 2020, Mr. Robert L. Hymers III, a former director and former chief financial officer, returned 2,000,000 Series A Preferred shares to the corporate treasury. As of February 28, 2021, there were 6,000,000 Series A Preferred shares issued and outstanding.

On February 28, 2021, the Company designated 1,000,000 shares of Series B Convertible Preferred Stock (“Series B Convertible Preferred Stock”). The Series B Convertible Preferred Stock earns dividends at 8% per year, and is convertible into shares of common stock at a rate of 63% of the market price, based on the average of the two lowest trading prices during the previous 15 days. Additionally, the Series B Convertible Preferred Stock is mandatorily redeemable 16 months from the issuance date in cash. The Company entered into an agreement with an investor for 153,500 shares of Series B Convertible Preferred Stock on February 28, 2021 for a total purchase amount of $153,500, and an agreement with the same investor for 78,500 shares of Series B Convertible Preferred Stock for a purchase amount of $78,500. In March 2021, the Company received proceeds of $225,000.

As of the end of the three-month reporting period ending May 31, 2021, there were 670,750 shares of Series B Convertible Preferred Stock issued and outstanding.

Note 12 - Preferred Stock

There are 10,000,000 shares of preferred stock, par value $0.0001 per share, of the Company Preferred Stock in one or more series, and expressly authorized the Board of Directors of the Company. On December 16, 2019, the Board of Directors authorized the issuance of 8,000,000 preferred shares as “Series A Preferred Stock.” The Series A Preferred Stock is not convertible into any other form of Securities, including common shares, of the Company. Holders of Series A Preferred Stock shall be entitled to 50 votes for every Share of Series A Preferred Stock beneficially owned as of the record date for any shareholder vote or written consent. On May 28, 2020, Mr. Robert L. Hymers III, a former director and former chief financial officer, returned 2,000,000 Series A Preferred shares to the corporate treasury. As of August 31, 2020, there were 6,000,000 Series A Preferred shares issued and outstanding.